Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 14.4%
Entertainment 1.1%
Electronic Arts, Inc.	449,474	63,038,729
Interactive Media & Services 13.3%
Alphabet, Inc., Class A(a)	60,551	179,286,667
Alphabet, Inc., Class C(a)	88,946	263,761,358
Match Group, Inc.(a)	511,612	77,140,857
Meta Platforms, Inc., Class A(a)	793,470	256,743,088
Total		776,931,970
Total Communication Services		839,970,699
Consumer Discretionary 17.4%
Automobiles 1.6%
Tesla Motors, Inc.(a)	85,538	95,289,332
Internet & Direct Marketing Retail 6.6%
Amazon.com, Inc.(a)	114,948	387,654,084
Multiline Retail 1.4%
Target Corp.	311,512	80,874,745
Specialty Retail 4.5%
Home Depot, Inc. (The)	497,605	184,979,683
TJX Companies, Inc. (The)	1,206,656	79,023,901
Total		264,003,584
Textiles, Apparel & Luxury Goods 3.3%
NIKE, Inc., Class B	744,234	124,502,906
VF Corp.	903,973	65,881,552
Total		190,384,458
Total Consumer Discretionary		1,018,206,203
Consumer Staples 1.4%
Household Products 1.4%
Procter & Gamble Co. (The)	561,666	80,312,621
Total Consumer Staples		80,312,621
Financials 1.4%
Banks 1.4%
SVB Financial Group(a)	113,391	81,346,703
Total Financials		81,346,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.7%
Biotechnology 1.1%
BioMarin Pharmaceutical, Inc.(a)	269,959	21,388,851
Exact Sciences Corp.(a)	210,199	20,015,149
Vertex Pharmaceuticals, Inc.(a)	133,788	24,741,415
Total		66,145,415
Health Care Equipment & Supplies 3.4%
Danaher Corp.	204,065	63,621,345
Medtronic PLC	515,775	61,820,791
Stryker Corp.	285,053	75,844,052
Total		201,286,188
Health Care Technology 1.3%
Veeva Systems Inc., Class A(a)	244,205	77,415,427
Life Sciences Tools & Services 2.5%
Charles River Laboratories International, Inc.(a)	158,010	70,895,927
IQVIA Holdings, Inc.(a)	275,455	72,009,446
Total		142,905,373
Pharmaceuticals 3.4%
Eli Lilly & Co.	436,573	111,221,338
Horizon Therapeutics PLC(a)	197,453	23,676,589
Johnson & Johnson	380,457	61,968,836
Total		196,866,763
Total Health Care		684,619,166
Industrials 7.4%
Building Products 1.2%
Trane Technologies PLC	379,146	68,598,886
Commercial Services & Supplies 1.5%
Cintas Corp.	200,814	86,972,544
Construction & Engineering 0.7%
MasTec, Inc.(a)	435,633	38,827,969
Electrical Equipment 1.1%
AMETEK, Inc.	504,866	66,844,258
Machinery 1.1%
AGCO Corp.	519,124	63,442,144
Road & Rail 1.8%
Columbia Large Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	438,260	105,795,964
Total Industrials		430,481,765
Information Technology 44.7%
Electronic Equipment, Instruments & Components 1.3%
Zebra Technologies Corp., Class A(a)	139,116	74,280,988
IT Services 6.9%
Fidelity National Information Services, Inc.	540,639	59,870,363
PayPal Holdings, Inc.(a)	535,748	124,609,627
Twilio, Inc., Class A(a)	214,885	62,608,894
Visa, Inc., Class A	737,900	156,265,083
Total		403,353,967
Semiconductors & Semiconductor Equipment 9.1%
Applied Materials, Inc.	773,640	105,717,906
Broadcom, Inc.	251,682	133,811,769
NVIDIA Corp.	883,377	225,852,998
NXP Semiconductors NV	324,251	65,129,056
Total		530,511,729
Software 20.0%
Adobe, Inc.(a)	239,930	156,040,875
Atlassian Corp. PLC, Class A(a)	201,082	92,121,697
Bill.com Holdings, Inc.(a)	212,629	62,578,841
Crowdstrike Holdings, Inc., Class A(a)	280,148	78,945,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	180,163	112,780,236
Microsoft Corp.(b)	1,467,536	486,664,288
ServiceNow, Inc.(a)	152,091	106,123,016
VMware, Inc., Class A(a)	488,235	74,065,250
Total		1,169,319,909
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	2,905,424	435,232,515
Total Information Technology		2,612,699,108
Total Common Stocks (Cost $2,533,314,361)		5,747,636,265

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(c),(d)	101,966,980	101,956,784
Total Money Market Funds (Cost $101,957,748)		101,956,784
Total Investments in Securities (Cost: $2,635,272,109)		5,849,593,049
Other Assets & Liabilities, Net		(8,771,792)
Net Assets		5,840,821,257

At October 31, 2021, securities and/or cash totaling $6,068,646 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	279	12/2021	USD	64,128,150	1,116,281	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2021.
2	Columbia Large Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.072%
	53,826,343	181,144,563	(133,014,122)	—	101,956,784	—	9,927	101,966,980
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT174_07_L01_(12/21)